Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	TWD ($)	Share capital [member] USD ($) shares	Share capital [member] TWD ($) shares	Capital surplus [member] USD ($)	Capital surplus [member] TWD ($)	Legal reserve [member] TWD ($)	Special reserve [member] USD ($)	Special reserve [member] TWD ($)	Unappropriated earnings [member] USD ($)	Unappropriated earnings [member] TWD ($)	Retained earnings [member] USD ($)	Retained earnings [member] TWD ($)	Exchange differences on translating foreign operations [member] USD ($)	Exchange differences on translating foreign operations [member] TWD ($)	Unrealized gain (loss) on available-for-sale financial assets [member] TWD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] USD ($)	Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] TWD ($)	Other equity[member] USD ($)	Other equity[member] TWD ($)	Treasury shares [member] USD ($)	Treasury shares [member] TWD ($)	Equity Attributable to Owners of the Company [member] USD ($)	Equity Attributable to Owners of the Company [member] TWD ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] TWD ($)
Balance at January 1 at Dec. 31, 2015		$ 165,924,980		$ 79,185,660		$ 23,758,550	$ 12,649,145		$ 3,353,938		$ 37,696,865		$ 53,699,948		$ 4,492,671	$ 588,119				$ 5,080,790		$ (7,292,513)		$ 154,432,435		$ 11,492,545
Beginning balance, shares at Dec. 31, 2015 | shares			7,910,428,000	7,910,428,000
Change from investments in associates and joint ventures accounted for using the equity method		95,495				51,959										43,536				43,536				95,495
Net profit for the year		22,577,861									21,324,423		21,324,423											21,324,423		1,253,438
Other comprehensive income (loss) for the year, net of income tax		(7,959,259)									(402,184)		(402,184)		(6,136,294)	(828,969)				(6,965,263)				(7,367,447)		(591,812)
Total comprehensive income (loss)		14,618,602									20,922,239		20,922,239		(6,136,294)	(828,969)				(6,965,263)				13,956,976		661,626
Appropriation of earnings
Legal reserve							1,947,887				(1,947,887)
Cash dividends distributed by the Company		(12,476,779)									(12,476,779)		(12,476,779)											(12,476,779)
Appropriated retained earnings		(12,476,779)					1,947,887				(14,424,666)		(12,476,779)											(12,476,779)
Issue of dividends received by subsidiaries from the Company		233,013				233,013																		233,013
Partial disposal of interests in subsidiaries and additional acquisition of majority-owned subsidiaries						(20,552)					(5,884)		(5,884)											(26,436)		26,436
Changes in percentage of ownership interest in subsidiaries		(2,825,773)				(1,912,887)																		(1,912,887)		(912,886)
Issue of ordinary shares under employee share options		983,117		$ 382,380		600,737																		983,117
Issue of ordinary shares under employee share options, shares			35,756,000	35,756,000
Non-controlling interests arising from acquisition of subsidiaries		42,857																								42,857
Cash dividends distributed by subsidiaries		(237,850)																								(237,850)
Additional non-controlling interest arising on issue of employee share options by subsidiaries		483,503				(444,320)																		(444,320)		927,823
Balance at December 31 at Dec. 31, 2016		166,841,165		$ 79,568,040		22,266,500	14,597,032		3,353,938		44,188,554		62,139,524		(1,643,623)	(197,314)				(1,840,937)		(7,292,513)		154,840,614		12,000,551
Ending balance, shares at Dec. 31, 2016 | shares			7,946,184,000	7,946,184,000
Change from investments in associates and joint ventures accounted for using the equity method		1,490				1,490																		1,490
Net profit for the year		24,497,060									22,819,119		22,819,119											22,819,119		1,677,941
Other comprehensive income (loss) for the year, net of income tax		(4,637,933)									175,100		175,100		(5,090,036)	619,884				(4,470,152)				(4,295,052)		(342,881)
Total comprehensive income (loss)		19,859,127									22,994,219		22,994,219		(5,090,036)	619,884				(4,470,152)				18,524,067		1,335,060
Appropriation of earnings
Legal reserve							2,168,034				(2,168,034)
Cash dividends distributed by the Company		(11,415,198)									(11,415,198)		(11,415,198)											(11,415,198)
Appropriated retained earnings		(11,415,198)					2,168,034				(13,583,232)		(11,415,198)											(11,415,198)
Issue of ordinary shares for capital increase by cash		10,290,000		$ 3,000,000		7,290,000																		10,290,000
Issue of ordinary shares for capital increase by cash, shares | shares			300,000,000	300,000,000
Issue of ordinary shares under conversion of bonds		13,900,482		$ 4,242,577		9,657,905																		13,900,482
Issue of ordinary shares under conversion of bonds, shares | shares			424,258,000	424,258,000
Issue of dividends received by subsidiaries from the Company		200,977				200,977																		200,977
Changes in percentage of ownership interest in subsidiaries						3,055																		3,055		(3,055)
Issue of ordinary shares under employee share options		1,667,759		$ 570,170		1,256,789																		1,826,959		(159,200)
Issue of ordinary shares under employee share options, shares			67,637,000	67,637,000
Cash dividends distributed by subsidiaries		(246,440)																								(246,440)
Additional non-controlling interest arising on issue of employee share options by subsidiaries		210,825				(52,388)																		(52,388)		263,213
Balance at December 31 (Adjusted Balance [member]) at Dec. 31, 2017		201,914,633		$ 87,380,787		40,624,328	16,765,066		3,353,938		54,485,857		74,604,861		(6,733,659)			$ 135,517		(6,598,142)		(7,292,513)		188,719,321		13,195,312
Balance at December 31 at Dec. 31, 2017		201,310,187		$ 87,380,787		40,624,328	16,765,066		3,353,938		53,599,541		73,718,545	$ (219,982)	(6,733,659)	422,570				(6,311,089)		(7,292,513)		188,120,058		13,190,129
Ending balance, shares at Dec. 31, 2017 | shares			8,738,079,000	8,738,079,000
Effect of retrospective applications		604,446									886,316		886,316			$ (422,570)		135,517		(287,053)				599,263		5,183
Change from investments in associates and joint ventures accounted for using the equity method		1,500,100				1,411,899					88,201		88,201											1,500,100
Cash dividends paid from the capital surplus		(10,795,980)				(10,795,980)																		(10,795,980)
Other changes in the capital surplus		872				872																		872
Net profit for the year	$ 895,926	27,424,309									26,220,721		26,220,721											26,220,721		1,203,588
Other comprehensive income (loss) for the year, net of income tax	(27,855)	(852,632)									(146,194)		(146,194)		562,794			(1,016,860)		(454,066)				(600,260)		(252,372)
Total comprehensive income (loss)	868,071	26,571,677									26,074,527		26,074,527		562,794			(1,016,860)		(454,066)				25,620,461		951,216
Appropriation of earnings
Effect of the joint share exchange				$ (43,183,919)		117,693,658	$ (16,765,066)				(57,744,673)		(74,509,739)
Effect of the joint share exchange, shares | shares			(4,318,392,000)	(4,318,392,000)
Buy-back of ordinary shares		(71,302)																				(71,302)		(71,302)
Cancellation of treasury shares				$ (1,218,520)		(1,480,903)					(2,705,285)		(2,705,285)									5,404,708
Cancellation of treasury shares, shares | shares			(121,852,000)	(121,852,000)
Issue of dividends received by subsidiaries from the Company		182,354				182,354																		182,354
Disposal of interest in associates and joint ventures accounted for using the equity method		(1,055,118)				(1,408,495)					204,450		204,450		282,291			(133,364)		148,927				(1,055,118)
Differences between consideration and carrying amount arising from acquisition or disposal of subsidiaries		1,640,159				(1,142,856)																		(1,142,856)		2,783,015
Changes in percentage of ownership interest in subsidiaries		(1,919,986)				(1,118,102)																		(1,118,102)		(801,884)
Issue of ordinary shares under employee share options		788,141		$ 238,796		549,345																		788,141
Issue of ordinary shares under employee share options, shares			23,879,000	23,879,000
Cash dividends distributed by subsidiaries		(424,815)																								(424,815)
Additional non-controlling interest arising on issue of employee share options by subsidiaries		697,187				(1,239,456)																		(1,239,456)		1,936,643
Fair value through other comprehensive income - equity instruments											400		400					(400)		(400)
Balance at December 31 at Dec. 31, 2018	$ 7,155,436	$ 219,027,922	$ 1,411,864	$ 43,217,144	$ 4,680,714	$ 143,276,664		$ 109,570	$ 3,353,938	$ 666,562	$ 20,403,477	$ 776,132	$ 23,757,415	$ (192,374)	$ (5,888,574)		$ (33,163)	$ (1,015,107)	$ (225,537)	$ (6,903,681)	$ (64,002)	$ (1,959,107)	$ 6,579,171	$ 201,388,435	$ 576,265	$ 17,639,487
Ending balance, shares at Dec. 31, 2018 | shares			4,321,714,000	4,321,714,000